Change in non-cash assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Change In Non-cash Assets And Liabilities
Schedule of noncash assets and liabilities

The change in non-cash working capital for the years ended June 30, 2026 and 2025 is as follows:

	2026	2025

Trade and other receivables	$4,245	$(6,128)
Prepaid expenses and deposits	6,481	(5,616)
Other long-term liabilities	(171)	-
Contract assets	(164)	(510)
Inventories	(12,372)	(2,352)
Trade and other payables	5	3,021
Contract liabilities	(3,471)	960
	$(5,447)	$(10,625)